Acquisitions and Dispositions (Schedule of Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed) (Parenthetical) (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Cash, restricted cash and equivalents	$ 560	$ 560	$ 354	$ 560	$ 354	$ 391	$ 185
Impairment of assets and other charges		312	$ 134	1,147	$ 135
Pension and other postretirement benefit liability	2,612	2,612		2,612		$ 2,328
SCANA
Business Acquisition [Line Items]
Cash, restricted cash and equivalents	389	389		389
Restricted cash	115	115		115
Income tax regulatory assets	264	264		264
Pension and other postretirement benefit liability	379	$ 379		379
Stock based compensation awards estimated fair value	$ 21
SCANA | Dominion Energy
Business Acquisition [Line Items]
Property, plant and equipment with NND project				105
Impairment of assets and other charges				105
Asset impairment charges, after tax				$ 79